Short Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	$ 12,436	$ 19,051
Gross Unrealized Gains	11	11
Gross Unrealized Losses	(96)	(217)
Estimated Fair Value	12,351	18,845
Municipals [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	1,576	4,406
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(2)	(22)
Estimated Fair Value	1,574	4,384
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	10,860	14,645
Gross Unrealized Gains	11	11
Gross Unrealized Losses	(94)	(195)
Estimated Fair Value	$ 10,777	$ 14,461